Other Current Receivables (Details) - Schedule of other current receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current receivables [Abstract]
Governmental institutes	$ 240	$ 150
Prepaid expenses	284	197
Other receivables	136	54
Other current receivables	$ 660	$ 401